UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:

David J. Steirman		San Mateo	CA	October 31, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$598,576

List of Other Included Managers:

                                                               FORM 13F INFORMATION TABLE
                                               VALUE   SHARES/  SH/ PUT/ INVSTM OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP  (x$1000)  PRN AMT  PRN CALL DSCRETMANAGER  SOLE   SHARED   NONE

Advanta Corp A                  CLA 007942105     6485   689918  SH      SOLE           640718       0   49200
Applebees Intl                  COM 037899101    16597   562600  SH      SOLE           516850       0   45750
Arnold Industries               COM 042595108     8700   420300  SH      SOLE           391600       0   28700
Avatar Holdings                 COM 053494100     6233   270300  SH      SOLE           248100       0   22200
Castle Energy         COM PAR$0.50N 148449309     4354   837400  SH      SOLE           756500       0   80900
Congoleum Cl A                  CLA 207195108      352   153200  SH      SOLE           118900       0   34300
Cooper Industries               COM 216669101     5856   141200  SH      SOLE           141200       0       0
CorVel Corp                     COM 221006109    19817   753500  SH      SOLE           686000       0   67500
Dress Barn                      COM 261570105    18949   849740  SH      SOLE           783640       0   66100
El Paso Electric            COM NEW 283677854    14249  1083600  SH      SOLE           998600       0   85000
Electronics for Imag            COM 286082102    17047  1047100  SH      SOLE           966200       0   80900
Esco Technologies               COM 296315104    11882   477200  SH      SOLE           450900       0   26300
FPIC Insurance Group            COM 302563101     6521   552600  SH      SOLE           511900       0   40700
First Bancorp P R               COM 318672102     7476   289100  SH      SOLE           265500       0   23600
Fluor Corp                      COM 343412102    19650   510400  SH      SOLE           471000       0   39400
GTECH Holdings Corp             COM 400518106    13136   380300  SH      SOLE           365900       0   14400
Hardinge Inc                    COM 412324303     4432   390500  SH      SOLE           361900       0   28600
Highwoods Properties            COM 431284108    17469   705800  SH      SOLE           655100       0   50700
IKON Office Solution            COM 451713101    12186  1578500  SH      SOLE          1473700       0  104800
IMC Global                      COM 449669100    10618  1179800  SH      SOLE          1088700       0   91100
Interstate Bakeries             COM 46072H108    30600  1200000  SH      SOLE          1116100       0   83900
Koger Equity                    COM 500228101     3443   199000  SH      SOLE           173800       0   25200
Lancaster Colony                COM 513847103    11857   423300  SH      SOLE           389700       0   33600
Landstar System Inc             COM 515098101    26784   418500  SH      SOLE           380600       0   37900
Lawson Products                 COM 520776105     9538   390900  SH      SOLE           364200       0   26700
Libbey Inc                      COM 529898108    11217   347800  SH      SOLE           323900       0   23900
Massey Energy                   COM 576206106    11144   760700  SH      SOLE           721400       0   39300
Mens Wearhouse                  COM 587118100    14014   775100  SH      SOLE           715300       0   59800
Mid-America Apt                 COM 59522J103    11697   449900  SH      SOLE           414300       0   35600
Midas                           COM 595626102     7150   722200  SH      SOLE           646400       0   75800
Milacron                        COM 598709103     8228   688000  SH      SOLE           635800       0   52200
NCH Corp                        COM 628850109     8281   211300  SH      SOLE           193700       0   17600
Nuevo Energy                    COM 670509108     7646   548100  SH      SOLE           502300       0   45800
Octel Corp                      COM 675727101    16907   926400  SH      SOLE           851500       0   74900
PFF Bancorp                     COM 69331W104    16970   617100  SH      SOLE           566700       0   50400
Penn-America Group              COM 707247102     4863   501300  SH      SOLE           464700       0   36600
Presidential Life Co            COM 740884101     9326   513000  SH      SOLE           474800       0   38200
Regis Corp                      COM 758932107    17351   827800  SH      SOLE           762900       0   64900
Royal Appliance Mfg             COM 780076105     3522   774100  SH      SOLE           757400       0   16700
Sensient Tech Corp              COM 81725T100    10314   553600  SH      SOLE           522400       0   31200
Stein Mart Inc                  COM 858375108    12925  1576200  SH      SOLE          1455300       0  120900
Sterling Bancorp                COM 859158107     6969   242390  SH      SOLE           213990       0   28400
Strattec Security               COM 863111100     6137   212500  SH      SOLE           198500       0   14000
Tenneco Automotive              COM 880349105     4594  2187600  SH      SOLE          2009700       0  177900
US Industries                   COM 912080108     2758  1199100  SH      SOLE          1109200       0   89900
USFreightways                   COM 916906100    18224   581500  SH      SOLE           535600       0   45900
United Stationers               COM 913004107    22014   737000  SH      SOLE           682400       0   54600
Universal Forest Prd            COM 913543104     4278   224900  SH      SOLE           193300       0   31600
Ventiv Health                   COM 922793104     2657   654433  SH      SOLE           609733       0   44700
Wausau-Mosinee Paper            COM 943315101    10030   857300  SH      SOLE           790100       0   67200
Whitehall Jewellers             COM 965063100     3883   417500  SH      SOLE           369300       0   48200
Wisconsin Cent Trans            COM 976592105    13440   786900  SH      SOLE           715100       0   71800
Wolverine World Wide            COM 978097103    14537  1081600  SH      SOLE           991600       0   90000
Zale Corp                       COM 988858106    13269   501100  SH      SOLE           460300       0   40800